Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 10, 2019
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	May 10, 2019
Document Effective Date	May 10, 2019
Prospectus Date	May 10, 2019
QRAFT AI-Enhanced U.S. Large Cap ETF | QRAFT AI-Enhanced U.S. Large Cap ETF
Risk/Return:
Trading Symbol	QRFT
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Risk/Return:
Trading Symbol	AMOM